A&Q Multi-Strategy Fund

Schedule of Portfolio Investments

(Unaudited)

December 31, 2019

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Credit/Income

Aeolus Property Catastrophe Keystone PF Fund LP	Global	$23,841,947	$22,788,780	4.73%	6/1/2013	Custom Dates	93 days	1/31/2020		(d)
Bayview Liquid Credit Strategies Offshore, L.P.	US/Canada	17,813,855	19,355,254	4.02	7/1/2015	Quarterly	65 days	12/31/2019	(e)	$4,838,814
Redwood Opportunity Offshore Fund, Ltd.	US/Canada	14,939,200	19,190,090	3.98	2/1/2017	Quarterly	60 days	12/31/2019	(e)	$4,797,523

Credit/Income Subtotal		56,595,002	61,334,124	12.73

Equity Hedged

Brilliant US Feeder 2 Fund Limited	Greater China	19,203,047	22,044,982	4.57	6/1/2018	Monthly	30 days	12/31/2019		$22,044,982
Perceptive Life Sciences Qualified Fund, L.P.	US/Canada	5,651,971	14,557,008	3.02	4/1/2011	Quarterly	45 days	12/31/2019		$14,557,008
Pleiad Asia Offshore Feeder Fund	Asia including Japan	20,000,000	21,896,752	4.54	2/1/2018	Quarterly	60 days	12/31/2019	(e)	$5,474,188
Point72 Capital International, Ltd.	Global	21,594,565	23,329,064	4.84	8/1/2018	Quarterly	45 days	12/31/2019	(e)	$5,832,266
York Asian Opportunities Fund, L.P.	Asia including Japan	39,000,000	43,978,514	9.13	4/1/2018	Quarterly	60 days	12/31/2019		$43,978,514
York European Strategic Metric Master Fund, L.P.	Europe including UK	12,000,000	12,468,000	2.59	12/1/2019	Monthly	45 days	12/31/2019		$12,468,000
ZP Offshore Energy Fund, Ltd.	US/Canada	8,180,000	9,231,138	1.92	4/1/2016	Quarterly	60 days	12/31/2019		$9,231,138
ZP Offshore Utility Fund, Ltd.	US/Canada	10,230,000	14,274,024	2.96	4/1/2016	Quarterly	45 days	12/31/2019		$14,274,024

Equity Hedged Subtotal		135,859,583	161,779,482	33.57

Multi-Strategy
LMR Fund Limited	Global	23,147,707	25,461,966	5.29	2/1/2019	Quarterly	90 days	1/31/2020	(e)	$6,365,492
Millennium International Ltd.	Global	12,357,483	21,739,682	4.51	4/1/2011	Quarterly	90 days	12/31/2019	(e)	$5,434,921

Multi-Strategy Subtotal		35,505,190	47,201,648	9.80

Relative Value

Linden Investors LP	Global	13,802,931	21,157,602	4.39	4/1/2014	Quarterly	65 days	12/31/2019	(f)	$21,157,602
Symmetry International Fund, Ltd.	Global	41,210,000	60,328,315	12.52	1/1/2015	Quarterly to Custom Dates	90 to 180 days	12/31/2019	(g)	$3,796,680
Tenaron Capital Offshore Fund Ltd.	Global	13,000,000	15,914,185	3.30	5/1/2017	Quarterly	60 days	12/31/2019	(h)	$7,957,093
Two Sigma Absolute Return Enhanced Cayman Fund, Ltd.	Global	42,167,096	58,580,452	12.16	8/1/2012	Monthly	30 days	12/31/2019		$58,580,452
Two Sigma Spectrum Cayman Fund, Ltd.	Global	6,625,518	9,214,941	1.91	6/1/2015	Quarterly	56 days	12/31/2019		$9,214,941

Relative Value Subtotal		116,805,545	165,195,495	34.28

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2019

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Trading

Element Capital Feeder Fund, Ltd.	Global	$20,349,209	$28,847,947	5.99%	4/1/2016	Quarterly	90 days	12/31/2019	(e)	$7,211,987
Pharo GAIA Fund, Ltd.	Global	22,590,233	34,645,948	7.19	4/1/2015	Quarterly	90 days	12/31/2019		$34,645,948
Rokos Global Macro Fund, Ltd.	Global	17,671,395	22,049,582	4.57	11/1/2015	Monthly	90 days	12/31/2019	(e)	$5,512,396

Trading Subtotal		60,610,837	85,543,477	17.75

Total Investment Funds		$405,376,157	$521,054,226	108.13%

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.
(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(d)

Generally, the Investment Fund is renewed on the anniversary date each year or paid out within 3 months after the anniversary date. However, if there are insurance claims, the amount and time of payment becomes uncertain and can take years to settle. As of December 31, 2019, the Fund is not aware of any uncertainties related to redemptions.

(e)	The Investment Fund is subject to an investor level gate of 25%.
(f)	The Investment Fund is subject to an investor level gate of 25% when total redemptions in the Investment Fund exceed 20%.
(g)	A portion of the Investment Fund is subject to an investor level gate of 25%.
(h)	The Investment Fund is subject to an investor level gate of 50%.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2019

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Trustees.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $521,054,226. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

The Investment Funds in the credit/income strategy (total fair value of $61,334,124) utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. As of December 31, 2019, the Investment Funds in the credit/income strategy had $38,545,344 representing 63% of the value of the investments in this category, subject to investor level gates.

The Investment Funds in the equity hedged strategy (total fair value of $161,779,482) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of December 31, 2019, the Investment Funds in the equity hedged strategy had $45,225,816, representing 28% of the value of the investments in this category, subject to investor level gates.

The Investment Funds in the multi-strategy strategy (total fair value of $47,201,648) invest in both long and short, equity and debt strategies that are primarily in U.S. based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. As of December 31, 2019, the Investment Funds in the multi-strategy strategy had $47,201,648, representing 100% of the value of the investments in this category, subject to investor level gates.

The Investment Funds in the relative value strategy (total fair value of $165,195,495), a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2019

currencies, to name a few examples. As of December 31, 2019, the Investment Funds in the relative value strategy had $52,258,506, representing 32% of the value of the investments in this category, subject to investor level gates.

The Investment Funds in the trading strategy (total fair value of $85,543,477) are generally top-down in nature and often driven by econometric and macroeconomic research. The Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. As of December 31, 2019, the Investment Funds in the trading strategy had $50,897,529, representing 59% of the value of the investments in this category, subject to investor level gates.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of December 31, 2019.

Please refer to the September 30, 2019 financial statements for full disclosure on the Fund’s portfolio valuation methodology.